Customer and Brokered Deposit Accounts (Details Textual) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Customer and Brokered Deposit Accounts (Textual) [Abstract]
Aggregate amount of certificate accounts	$ 213.2	$ 147.9
Certificate accounts acquired through a deposit listing service	$ 36.5